Financial risk management - Credit loss allowance (Details) - Credit risk - Loans and receivables - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss allowance	€ 644	€ 444	€ 434
Expected credit loss charged to income statement	160	€ 10	€ 211
Transfer	€ 33